Mineral exploration and project evaluation	12 Months Ended
Dec. 31, 2020
Mineral exploration and project evaluation
Mineral exploration and project evaluation

8   Mineral exploration and project evaluation

Accounting policy

Mineral exploration and project evaluation activities involve the search for mineral resources and the determination of commercial viability and technical feasibility of an identified resource. Mineral exploration costs include gathering exploration data through geological and geophysical studies, conducting exploratory drilling and sampling, and determining and examining the volume and grade of the identified resources. Project evaluation costs are mainly related to scoping, pre-feasibility and feasibility studies for greenfield and brownfield projects. Additionally, these evaluation costs could also include costs incurred for studies related to research, innovation and technology projects.

The Company starts to capitalize a project’s exploration and evaluation costs at the beginning of its feasibility study phase, following completion of a pre-feasibility study in which probability of economic feasibility has been established and where there is sufficient geologic and economic certainty of converting mineral resources into proven and probable mineral reserves at a development stage (construction or execution phase) or production stage based on various factors including the known geology, metallurgy and life-of-mine plans.

Capitalized exploration and evaluation costs are presented as Property, plant, and equipment within Mining projects until the project starts its development stage. As further explained in note 23, the costs incurred during the project´s development stage are also capitalized under Property, plant, and equipment but within Assets and projects under construction. In this way, the capitalized exploration and evaluation costs will remain within Mining projects and will only be depreciated once the development stage finishes and the project´s operation starts.

Costs to acquire exploration rights are included as Intangible within Rights to use natural resources as explained in note 24.

Composition of mineral exploration and project evaluation costs

	2020	2019	2018
Mineral exploration	(38,519)	(79,838)	(86,463)
Project evaluation	(18,682)	(39,225)	(43,096)
	(57,201)	(119,063)	(129,559)

Mineral exploration and project evaluation costs decreased in 2020, mainly because the Company revised its short-term capital allocation, temporarily postponed its greenfield projects and reduced its exploration expenses in response to COVID-19. The effects of the temporary suspension of such projects have been reflected in the Company’s cash flow estimates for the impairment tests made in 2020.